497(d)
                                                                       333-17639

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 25, 2010 TO THE CURRENT PROSPECTUSES FOR:

VARIABLE LIFE INSURANCE POLICIES


PARAMOUNT LIFE(SM)            SURVIVORSHIP INCENTIVE LIFE(SM)
IL PROTECTOR                  INCENTIVE LIFE(R) '02
IL COLI                       SURVIVORSHIP INCENTIVE LIFE(SM) '02
IL COLI '04                   INCENTIVE LIFE(R) '06
INCENTIVE LIFE PLUS           INCENTIVE LIFE LEGACY(R)
SURVIVORSHIP 2000             INCENTIVE LIFE LEGACY(R) II
INCENTIVE LIFE(R) 2000        SURVIVORSHIP INCENTIVE LIFE(SM) LEGACY
CHAMPION 2000                 INCENTIVE LIFE OPTIMIZER(R)
INCENTIVE LIFE(R)             INCENTIVE LIFE OPTIMIZER(R) II

--------------------------------------------------------------------------------

This supplement updates certain information in the most recent Prospectus that you received for your AXA Equitable variable life insurance policy listed above, and in any supplements to that Prospectus (together, the "Prospectus"). You should read this in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.


LIMITED OPPORTUNITY FOR UNRESTRICTED TRANSFER FROM THE GUARANTEED INTEREST
OPTION

As described in your Prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). See "Transferring your money among our investment options -- Transfers you can make" (or other applicable sections regarding transfers) in your Prospectus. Through March 31, 2011, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through March 31, 2011), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer via the Internet by visiting our AXA-Equitable.com website and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern
Time) take effect the next business day. Your transfer request must be received by 4:00 p.m. (Eastern Time) on March 31, 2011, in order to take advantage of this unrestricted transfer opportunity.

Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.


                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104

    Copyright 2010 AXA Equitable Life Insurance Company. All rights reserved. Incentive Life(R), Incentive Life Legacy(R), Incentive Life Legacy(R) II, Incentive Life Optimizer(R) and Incentive Life Optimizer(R) II are issued by and are registered service marks of AXA Equitable Life Insurance Company.
             Paramount Life(SM) and Survivorship Incentive Life(SM) are service marks of AXA Equitable Life Insurance Company.

EVM-001 (8/10)                                                Cat #132054 (8/10)
IF/NB SAR                                                                 x03244

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 25, 2010 TO THE CURRENT PROSPECTUSES OR SUPPLEMENT FOR:

VARIABLE LIFE INSURANCE POLICIES
   IL PROTECTOR(R)                 CHAMPION 2000
   INCENTIVE LIFE PLUS(R)          INCENTIVE LIFE(R)
   SPECIAL OFFER POLICY            INCENTIVE LIFE(R) '02
   SURVIVORSHIP 2000               SURVIVORSHIP INCENTIVE LIFE(SM) '02
   INCENTIVE LIFE(R) 2000

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. As applicable to your policy, please note the following changes described below.


A. CHANGES TO CERTAIN PORTFOLIOS OF EQ ADVISORS TRUST AND AXA PREMIER VIP TRUST


   PORTFOLIO SUB-ADVISER CHANGES

     Effective August 1, 2010, AXA Rosenberg Investment Management LLC ("AXA Rosenberg") will no longer serve as a sub-adviser to an allocated portion of the Multimanager Mid Cap Value Portfolio. AXA Equitable Life Insurance Company, BlackRock Investment Management LLC, Tradewinds Global Investors, LLC and Wellington Management Company, LLP will remain as sub-advisers to the Multimanager Mid Cap Value Portfolio. Accordingly, all references to AXA Rosenberg are hereby deleted from the Prospectus.

     AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolio. See "About the Portfolios of the Trusts" in your Prospectus for more information.


B. INVESTMENT OBJECTIVE CHANGES FOR THE AXA TACTICAL MANAGER PORTFOLIOS

   Effective August 1, 2010, in the table under "About the Portfolios of the Trusts," the investment objectives for the AXA Tactical Manager portfolios have been deleted in their entirety and replaced with the following:

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST
PORTFOLIO NAME           OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER     Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility
2000-I                   over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of small-capitalization companies, including securities included in the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER     Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility
400-I                    over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of mid-capitalization companies, including securities included in the Standard & Poor's MidCap 400 Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER     Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility
500-I                    over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of large-capitalization companies, including securities included in the Standard & Poor's 500 Composite Stock Price Index.
------------------------------------------------------------------------------------------------------------------------------------


pre IL/SIL'99, pre IL/SIL'02 IF (SAR)                                   x03270

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST
PORTFOLIO NAME           OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER     Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility
International-I          over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of foreign companies, including securities included in the Morgan Stanley Capital International EAFE Index, ASX SPI 200 Index, Dow Jones EURO STOXX 50
                         Index, FTSE 100 Index and the Tokyo Stock Price Index.
------------------------------------------------------------------------------------------------------------------------------------


Incentive Life(R) '02, Incentive Life(R), Incentive Life Plus(R), and Incentive
                      Life Protector(R) are issued by and
     are registered service marks of AXA Equitable Life Insurance Company. Survivorship Incentive Life(SM) and Survivorship Incentive Life(SM) '02 are
             service marks of AXA Equitable Life Insurance Company.

   COPYRIGHT 2010 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

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